Exhibit 99.1

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

Collection Period Start	1-Aug-22	Distribution Date	15-Sep-22
Collection Period End	31-Aug-22	30/360 Days	30
Beg. of Interest Period	15-Aug-22	Actual/360 Days	31
End of Interest Period	15-Sep-22

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,197,605,445.04	940,663,815.86	911,236,593.65	0.7608821
Total Securities		1,197,605,445.04	940,663,815.86	911,236,593.65	0.7608821
Class A-1 Notes	0.150000%	123,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.300000%	396,000,000.00	262,058,370.82	232,631,148.61	0.5874524
Class A-2b Notes	0.000000%	0.00	0.00	0.00	0.0000000
Class A-3 Notes	0.520000%	396,000,000.00	396,000,000.00	396,000,000.00	1.0000000
Class A-4 Notes	0.650000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	197,605,445.04	197,605,445.04	197,605,445.04	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	29,427,222.21	65,514.59	74.3111672	0.1654409
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	171,600.00	0.0000000	0.4333333
Class A-4 Notes	0.00	46,041.67	0.0000000	0.5416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	29,427,222.21	283,156.26

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					12,999,839.76
Monthly Interest					4,950,048.09

Total Monthly Payments					17,949,887.85
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					447,655.67
Aggregate Sales Proceeds Advance					352,053.68

Total Advances					799,709.35
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					18,162,082.38
Excess Wear and Tear and Excess Mileage					1,050.50
Remaining Payoffs					0.00
Net Insurance Proceeds					1,502,320.41
Residual Value Surplus					78,543.94

Total Collections					38,493,594.43

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		435,922.53			16
Involuntary Repossession		197,213.00			7
Voluntary Repossession		58,151.00			2
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,499,767.01		57
Customer Payoff				1,367,874.86	66
Grounding Dealer Payoff				16,163,714.72	706
Dealer Purchase				—	—

Total		691,286.53	1,499,767.01	17,531,589.58	854

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	47,995	1,075,023,930.66	7.00000%	940,663,815.86
Total Depreciation Received		(15,318,971.17)		(12,254,438.92)
Principal Amount of Gross Losses	(73)	(1,517,263.15)		(1,362,375.22)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(2)	(54,583.44)		(45,137.10)
Scheduled Terminations	(789)	(17,821,413.97)		(15,765,270.97)

Pool Balance - End of Period	47,131	1,040,311,698.93		911,236,593.65
Remaining Pool Balance
Lease Payment				219,351,667.06
Residual Value				691,884,926.59

Total				911,236,593.65

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	38,493,594.43
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	38,493,594.43
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	614,150.18
3. Reimbursement of Sales Proceeds Advance	281,735.11
4. Servicing Fee:
Servicing Fee Due	783,886.51
Servicing Fee Paid	783,886.51
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,679,771.80
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	65,514.59
Class A-2a Notes Monthly Interest Paid	65,514.59
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	171,600.00
Class A-3 Notes Monthly Interest Paid	171,600.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	46,041.67
Class A-4 Notes Monthly Interest Paid	46,041.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	283,156.26
Total Note and Certificate Monthly Interest Paid	283,156.26
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	36,530,666.37
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	29,427,222.21
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	29,427,222.21
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,103,444.16

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			2,994,013.61
Required Reserve Account Amount			5,988,027.23
Beginning Reserve Account Balance			5,988,027.23
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			5,988,027.23
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			7,103,444.16
Gross Reserve Account Balance			13,091,471.39
Remaining Available Collections Released to Seller			7,103,444.16
Total Ending Reserve Account Balance			5,988,027.23

V. POOL STATISTICS

Weighted Average Remaining Maturity			13.20
Monthly Prepayment Speed			104%
Lifetime Prepayment Speed			97%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,768,104.94
Securitization Value of Defaulted Receivables and Casualty Receivables		1,362,375.22	73
Aggregate Defaulted and Casualty Gain (Loss)		405,729.72
Pool Balance at Beginning of Collection Period		940,663,815.86
Net Loss Ratio
Current Collection Period		0.0431%
Preceding Collection Period		0.0339%
Second Preceding Collection Period		0.0277%
Third Preceding Collection Period		0.0455%
Cumulative Net Losses for all Periods		-0.3684%	(4,412,110.65)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.42%	3,975,588.20	197
61-90 Days Delinquent	0.09%	799,618.69	42
91-120 Days Delinquent	0.02%	226,363.88	10
More than 120 Days	0.01%	112,592.16	5

Total Delinquent Receivables:	0.53%	5,114,162.93	254

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.12%	0.12%
Preceding Collection Period		0.12%	0.11%
Second Preceding Collection Period		0.12%	0.11%
Third Preceding Collection Period		0.12%	0.11%
60 Day Delinquent Receivables		1,187,483.28
Delinquency Percentage		0.13%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		435,922.53	16
Securitization Value		374,310.13	16

Aggregate Residual Value Surplus (Loss)		61,612.40

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		3,362,569.53	118
Cumulative Securitization Value		2,914,313.17	118

Cumulative Residual Value Surplus (Loss)		448,256.36

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			355,136.25
Reimbursement of Outstanding Advance			281,735.11
Additional Advances for current period			352,053.68

Ending Balance of Residual Advance			425,454.82

Beginning Balance of Payment Advance			1,465,722.26
Reimbursement of Outstanding Payment Advance			614,150.18
Additional Payment Advances for current period			447,655.67

Ending Balance of Payment Advance			1,299,227.75

NISSAN AUTO LEASE TRUST 2021-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO